Investments in Associates (Details)	Dec. 17, 2009	Dec. 31, 1997	Dec. 31, 2012 Al-Futtaim Willis Co. L.L.C.	Dec. 31, 2011 Al-Futtaim Willis Co. L.L.C.	Dec. 31, 2012 GS & Cie Groupe	Dec. 31, 2011 GS & Cie Groupe
The Company's approximate interest in the outstanding stock of the more significant associates
Percentage owned by Group	30.00%	33.00%	49.00%	49.00%	30.00%	30.00%